INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES
12.	INCOME TAXES
Cayman Islands
Under the current laws of the Cayman Islands, the Company and its Cayman subsidiaries are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Rise HK and Edge Franchising are incorporated in Hong Kong and are subject to Hong Kong Profits Tax, which is currently imposed at the rate of 16.5%, with half-rate of 8.25% may apply for the first HK$2,000 of assessable profits for years of assessment beginning on or after April 1, 2018.
PRC
Effective from January 1
, 2008
, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. Preferential EIT rate at 15% is available for entities qualified as “High and New Technology Enterprises” (“HNTE”). The HNTE certificate is effective for a period of three years.
Rise Tianjin, a PRC subsidiary, was recognized as a HNTE for the years ended December 31, 2019, 2020 and 2021.
Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC
resident enterprises, and proceeds from any such
non-resident
enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% EIT, namely withholding tax, unless the respective non-PRC
resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.
(Loss)/income before income taxes consists of:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
PRC	189,760	181,457	(173,693)	(26,620)
Non-PRC	24,439	33,800	16,554	2,537
	214,199	215,257	(157,139)	(24,083)
The current and deferred portions of income tax expense included in the consolidated statements of income/(loss) are as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current income tax expense	(65,023)	(64,222)	(15,454)	(2,368)
Deferred income tax (expense)/benefit	(6,740)	(6,475)	31,149	4,774
Income tax (expense)/benefit	(71,763)	(70,697)	15,695	2,406
The reconciliation of the income tax expense for the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Income/(loss) before income tax	214,199	215,257	(157,139)	(24,083)
Income tax (expense)/ benefit computed at the PRC statutory tax rate of 25%	(53,550)	(53,815)	39,285	6,021
Effect of different tax rates in different jurisdictions	2,291	(2,286)	(13,281)	(2,035)
Effect of preferential tax rates	—	8,444	(332)	(51)
Effect of tax rate change	—	(4,483)	2,942	451
Non-deductible expenses and others	(15,069)	(19,438)	(6,702)	(1,027)
Outside basis difference on investment in WFOE	(6,233)	(9,872)	5,712	875
PRC royalty withholding tax	(6,080)	(1,027)	(2,405)	(368)
Changes in valuation allowance	6,878	11,780	(9,524)	(1,460)
Income tax (expense)/benefit	(71,763)	(70,697)	15,695	2,406
The significant components of the Group’s deferred tax assets and liabilities as of December 31, 2019 and 2020 are as follows:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	6,182	10,695	1,639
Tax loss carry forward	17,075	44,212	6,776
Revenue recognition	5,031	2,424	371
Right-of-use assets	—	161,642	24,773
Others	846	1,378	211
Less: Valuation allowance	(16,850)	(23,685)	(3,629)
	12,284	196,666	30,141
Deferred tax liabilities:
Long-lived assets arising from acquisitions	7,239	6,703	1,027
Outside basis difference on investment in WFOE	23,725	18,013	2,761
Lease liabilities	—	161,642	24,773
Others	1,410	78	12
	32,374	186,436	28,573
Presentation in the consolidated balance sheets:
Deferred tax assets, net	11,026	34,241	5,248
Deferred tax liabilities, net	(31,116)	(24,011)	(3,680)
Net deferred tax (liabilities)/assets	(20,090)	10,230	1,568
The Group operates through several subsidiaries and the VIEs and valuation allowances are considered for each of the subsidiaries and the VIEs on an individual basis. The Group recorded a valuation allowance against deferred tax assets of those subsidiaries and the VIEs that are individually in a three-year cumulative loss or cumulative loss and not forecasting profits in foreseeable future as of December 31, 2019 and 2020. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
As of December 31, 2020, the aggregate undistributed earnings from the Company’s WFOE and VIEs that are available for distribution are RMB310,659 (US$47,611). The Company has considered its operational funding needs, future development initiatives and its dividend distribution plan, and is permanently reinvesting all but RMB180,131 (US$27,606). Determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical because of the various associated income taxes including withholding income tax that would be payable upon the distribution of those amounts.

As of December 31, 2019 and 2020, the Group had taxable losses of RMB69,861 and RMB179,005 (US$27,434), respectively, derived from entities in the PRC and Hong Kong, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable losses as of December 31, 2020 will expire from 2021 to 2025 if not utilized. The Hong Kong taxable losses as of December 31, 2020 can be utilized indefinitely.
As of December 31, 2019 and 2020, the Group had unrecognized tax benefits of RMB29,554 and RMB32,828(US$5,031), respectively, of which nil and nil, respectively were offset against the deferred tax assets on tax losses carry forward, and the remaining amount of RMB29,554 and RMB32,828 (US$5,031), respectively which if ultimately recognized, would impact the effective tax rate. The Group planned to settle unrecognized tax benefits of nil in cash in the next 12 months, and such amount was classified as income taxes payable. It is possible that the amount of unrecognized benefits will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2019	2020	2020
	RMB	RMB	US$
Balance at January 1,	7,613	29,554	4,529
Additions due to tax positions taken and business combination during the current year	26,662	9,083	1,392
Reversal based on tax positions related to prior years	(4,721)	(5,809)	(890)
Settlement	—	—	—
Foreign currency translation adjustments	—	—	—
Balance at December 31,	29,554	32,828	5,031
The Group recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expenses. For the years ended December 31, 2018, 2019 and 2020, the Group recognized approximately RMB259, RMB9,123 and RMB5,263 (US$807) in interest, respectively, and RMB1,161, nil and RMB654 (US$100) in penalties, respectively. The Group had approximately RMB11,703 and RMB17,621 (US$2,700) in accrued interest and penalties recorded in other non-current
liabilities as of December 31, 2019 and 2020, respectively.
As of December 31, 2020, tax years ended December 31, 2015 through 2020 for the WFOE and the VIEs remain open to examination by the PRC tax authorities.